Disclosure of detailed information about buy-back and buy-down rights (Details) - Brucejack Stream $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Right 1 [Member]
Statement [Line Items]
Right to reduce stream, amount	$ 149.3	$ 119.0
Right 2 [Member]
Statement [Line Items]
Right to reduce stream, amount	94.1	75.0
Right 3 [Member]
Statement [Line Items]
Right to reduce stream, amount	170.6	136.0
Right 4 [Member]
Statement [Line Items]
Right to reduce stream, amount	$ 94.1	$ 75.0
Top of range [Member] | Right 2 [Member]
Statement [Line Items]
Right to reduce stream percentage	4.00%	4.00%
Top of range [Member] | Right 4 [Member]
Statement [Line Items]
Right to reduce stream percentage	4.00%	4.00%
Bottom of range [Member] | Right 2 [Member]
Statement [Line Items]
Right to reduce stream percentage	1.50%	1.50%
Bottom of range [Member] | Right 4 [Member]
Statement [Line Items]
Right to reduce stream percentage	2.00%	2.00%